May 28, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	BlackRock Real Estate Securities Fund, a series of BlackRock FundsSM

Post-Effective Amendment No. 458 under the Securities Act of 1933 and Amendment

No. 460 under the Investment Company Act of 1940 to the Registration Statement on

Form N-1A

File Nos. 33-26305 and 811-05742

Ladies and Gentlemen:

BlackRock FundsSM, on behalf of its series BlackRock Real Estate Securities Fund (the “Fund”), hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 458 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 460 under the Investment Company Act of 1940, as amended, to its registration statement on Form N-1A (the “Post-Effective Amendment”) to update the Fund’s financial statements under Section 10(a)(3) of the Securities Act and to make certain other non-material changes which the Fund deemed appropriate.

We have assisted the Fund in the preparation of the Post-Effective Amendment. Pursuant to Rule 485(b)(4) under the Securities Act, we hereby represent to the Securities and Exchange Commission that, to our knowledge, such Post-Effective Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

cc:	Benjamin Archibald

John A. MacKinnon